CONSOLIDATED BALANCE SHEETS (Parentheticals) (EUR €)	Dec. 31, 2014	Dec. 31, 2013	Aug. 15, 2013	Jun. 28, 2013
Ordinary shares, par or stated value per share (in dollars per share)	€ 0.01
Ordinary stock, shares authorized	1,012,565,725
Ordinary stock, shares, issued	214,554,061
Ordinary stock, shares, outstanding	214,554,061
Class B Ordinary shares
Ordinary shares, par or stated value per share (in dollars per share)		€ 0.01
Ordinary stock, shares authorized		25,000,000	25,000,000
Ordinary stock, shares, issued		6,703,520
Ordinary stock, shares, outstanding		6,703,520
Class C Ordinary shares
Ordinary shares, par or stated value per share (in dollars per share)		€ 0.01
Ordinary stock, shares authorized		25,000,000	25,000,000
Ordinary stock, shares, issued		3,390,490
Ordinary stock, shares, outstanding		3,390,490
Class D Ordinary shares
Ordinary shares, par or stated value per share (in dollars per share)		€ 0.01
Ordinary stock, shares authorized		50,000,000	50,000,000
Ordinary stock, shares, issued		32,164,955
Ordinary stock, shares, outstanding		32,164,955
Class E Ordinary shares
Ordinary shares, par or stated value per share (in dollars per share)		€ 0.01
Ordinary stock, shares authorized		20,000,000	20,000,000
Ordinary stock, shares, issued		11,749,700
Ordinary stock, shares, outstanding		11,749,700
Class F1 Ordinary shares
Ordinary shares, par or stated value per share (in dollars per share)		€ 0.01		€ 0.01
Ordinary stock, shares authorized		15,000,000	15,000,000
Ordinary stock, shares, issued		14,326,650
Ordinary stock, shares, outstanding		14,326,650
Class F2 Ordinary shares
Ordinary shares, par or stated value per share (in dollars per share)		€ 0.01
Ordinary stock, shares authorized		65,000,000	65,000,000
Ordinary stock, shares, issued		41,547,280
Ordinary stock, shares, outstanding		41,547,280
Class A Ordinary shares
Ordinary shares, par or stated value per share (in dollars per share)		€ 0.01
Ordinary stock, shares authorized		100,000,000	100,000,000
Ordinary stock, shares, issued		32,070,835
Ordinary stock, shares, outstanding		32,070,835
Ordinary shares (with liquidation preferences)
Ordinary shares, par or stated value per share (in dollars per share)		€ 0.01
Ordinary stock, shares authorized		200,000,000
Ordinary stock, shares, issued		60,559,715
Ordinary stock, shares, outstanding		60,559,715